Cover	Jul. 27, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2021
Entity File Number	001-35249
Entity Registrant Name	THE CHEFS’ WAREHOUSE, INC.
Entity Central Index Key	0001517175
Entity Tax Identification Number	20-3031526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 East Ridge Road
Entity Address, City or Town	Ridgefield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06877
City Area Code	(203)
Local Phone Number	894-1345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CHEF
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	CHEF
Security Exchange Name	NASDAQ